Property, plant and equipment - Summary of property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	$ 129,757
Ending balance, property, plant and equipment	129,471	$ 129,757
Assets held under finance leases at net book amount included above	496	530
Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	288,883	292,703
Exchange adjustments	2,448	(1,009)
Additions	15,776	14,781
Acquisitions	270	839
Remeasurements		(1,505)
Transfers	451	1,629
Deletions	(7,690)	(18,555)
Ending balance, property, plant and equipment	300,138	288,883
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(159,126)	(162,945)
Exchange adjustments	(1,259)	637
Charge for the year	15,249	14,154
Remeasurements		1,319
Transfers		(5)
Impairment losses	1,193	1,000
Impairment reversals	(207)	(3,042)
Deletions	5,953	13,980
Ending balance, property, plant and equipment	(170,667)	(159,126)
Land and land improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,482
Ending balance, property, plant and equipment	2,791	2,482
Assets held under finance leases at net book amount included above	0	0
Land and land improvements | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,066	3,194
Exchange adjustments	264	(119)
Additions	264	106
Acquisitions	0	46
Remeasurements		0
Transfers	0	0
Deletions	(120)	(161)
Ending balance, property, plant and equipment	3,474	3,066
Land and land improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(584)	(642)
Exchange adjustments	(33)	9
Charge for the year	90	40
Remeasurements		0
Transfers		0
Impairment losses	3	9
Impairment reversals	0	(2)
Deletions	27	96
Ending balance, property, plant and equipment	(683)	(584)
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	1,173
Ending balance, property, plant and equipment	755	1,173
Assets held under finance leases at net book amount included above	2	2
Buildings | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,235	2,877
Exchange adjustments	42	(37)
Additions	94	24
Acquisitions	0	0
Remeasurements		0
Transfers	0	0
Deletions	(798)	(629)
Ending balance, property, plant and equipment	1,573	2,235
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(1,062)	(1,157)
Exchange adjustments	(27)	44
Charge for the year	94	166
Remeasurements		0
Transfers		0
Impairment losses	35	123
Impairment reversals	0	0
Deletions	400	340
Ending balance, property, plant and equipment	(818)	(1,062)
Oil and gas properties
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	93,136
Ending balance, property, plant and equipment	92,728	93,136
Assets held under finance leases at net book amount included above	16	21
Oil and gas properties | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	215,564	215,566
Exchange adjustments	0	0
Additions	12,366	12,036
Acquisitions	0	0
Remeasurements		0
Transfers	451	1,629
Deletions	(2,327)	(13,667)
Ending balance, property, plant and equipment	226,054	215,564
Oil and gas properties | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(122,428)	(123,831)
Exchange adjustments	0	0
Charge for the year	12,385	11,213
Remeasurements		0
Transfers		(5)
Impairment losses	624	518
Impairment reversals	(135)	(2,923)
Deletions	1,976	10,216
Ending balance, property, plant and equipment	(133,326)	(122,428)
Plant machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	25,039
Ending balance, property, plant and equipment	25,666	25,039
Assets held under finance leases at net book amount included above	238	266
Plant machinery and equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	43,725	45,744
Exchange adjustments	1,251	(342)
Additions	1,890	1,699
Acquisitions	41	793
Remeasurements		(1,505)
Transfers	0	0
Deletions	(245)	(2,664)
Ending balance, property, plant and equipment	46,662	43,725
Plant machinery and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(18,686)	(20,652)
Exchange adjustments	(647)	264
Charge for the year	1,764	1,740
Remeasurements		1,319
Transfers		0
Impairment losses	35	11
Impairment reversals	0	(12)
Deletions	136	2,122
Ending balance, property, plant and equipment	(20,996)	(18,686)
Fixtures, fittings and office equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	648
Ending balance, property, plant and equipment	717	648
Assets held under finance leases at net book amount included above	0	0
Fixtures, fittings and office equipment | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	2,670	2,866
Exchange adjustments	91	(127)
Additions	240	192
Acquisitions	0	0
Remeasurements		0
Transfers	0	0
Deletions	(148)	(261)
Ending balance, property, plant and equipment	2,853	2,670
Fixtures, fittings and office equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(2,022)	(2,084)
Exchange adjustments	(67)	96
Charge for the year	185	214
Remeasurements		0
Transfers		0
Impairment losses	0	79
Impairment reversals	0	0
Deletions	138	259
Ending balance, property, plant and equipment	(2,136)	(2,022)
Transportation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	4,177
Ending balance, property, plant and equipment	3,251	4,177
Assets held under finance leases at net book amount included above	233	241
Transportation | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	14,000	14,038
Exchange adjustments	28	(9)
Additions	347	156
Acquisitions	228	0
Remeasurements		0
Transfers	0	0
Deletions	(3,829)	(185)
Ending balance, property, plant and equipment	10,774	14,000
Transportation | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(9,823)	(9,439)
Exchange adjustments	(19)	6
Charge for the year	381	397
Remeasurements		0
Transfers		0
Impairment losses	479	256
Impairment reversals	(72)	(101)
Deletions	3,107	162
Ending balance, property, plant and equipment	(7,523)	(9,823)
Oil depots, storage tanks and service stations
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	3,102
Ending balance, property, plant and equipment	3,563	3,102
Assets held under finance leases at net book amount included above	7	0
Oil depots, storage tanks and service stations | Carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	7,623	8,418
Exchange adjustments	772	(375)
Additions	575	568
Acquisitions	1	0
Remeasurements		0
Transfers	0	0
Deletions	(223)	(988)
Ending balance, property, plant and equipment	8,748	7,623
Oil depots, storage tanks and service stations | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	(4,521)	(5,140)
Exchange adjustments	(466)	218
Charge for the year	350	384
Remeasurements		0
Transfers		0
Impairment losses	17	4
Impairment reversals	0	(4)
Deletions	169	785
Ending balance, property, plant and equipment	(5,185)	(4,521)
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, property, plant and equipment	29,177
Ending balance, property, plant and equipment	$ 23,789	$ 29,177